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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06362

Invesco Municipal Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:	2/28

Date of reporting period:	11/30/13

Item 1. Schedule of Investments.

Invesco Municipal Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2013

VK-CE-MUNI-QTR-1 11/13	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2013

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–165.25%(a)

Alabama–1.04%

Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (b)(c)	5.00%	06/01/39	$2,150	$2,158,901
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (b)	5.25%	07/01/30	1,650	1,727,484
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	1,725	1,390,799
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/33	1,950	2,087,943
				7,365,127

Alaska–0.54%

Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB (c)	5.50%	10/01/41	3,160	3,311,301
Matanuska-Susitna (Borough of) (Public Safety Building Lease); Series 2000, COP (INS-AGM) (b)	5.75%	03/01/16	540	542,473
				3,853,774

Arizona–3.31%

Arizona (State of) Transportation Board;
Series 2008 B, Highway RB	5.00%	07/01/25	1,700	1,917,668
Series 2008 B, Highway RB (c)	5.00%	07/01/26	2,545	2,864,092
Series 2011 A, Ref. Sub. Highway RB (c)	5.25%	07/01/32	2,500	2,740,400
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005, Ref. Hospital RB	5.00%	12/01/35	1,090	1,079,231
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	500,535
Series 2010, RB	5.13%	05/15/40	1,100	1,096,029
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS-AMBAC) (b)	5.25%	01/01/32	1,035	1,046,406
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (d)	5.00%	07/01/14	2,150	2,208,953
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (d)	5.50%	06/01/14	625	639,631
Series 2009 E, PCR (d)	5.75%	06/01/16	715	791,362
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	640	547,974
Series 2009, Education RB	7.13%	01/01/45	610	522,752
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/42	2,170	2,102,708
Pima (County of) Industrial Development Authority (Global Water Resources, LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,300	2,300,782
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (c)	5.00%	01/01/28	2,050	2,214,656
University Medical Center Corp.; Series 2005, Hospital RB	5.00%	07/01/35	900	895,842
				23,469,021

California–13.96%

Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS-AGM) (b)(f)	0.00%	09/01/20	4,000	3,215,680
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (b)	5.25%	09/01/35	2,100	1,902,747
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (c)	5.00%	04/01/39	6,000	6,209,940
Series 2009 F-1, Toll Bridge RB (c)	5.00%	04/01/34	2,500	2,621,200
Series 2009 F-1, Toll Bridge RB (c)	5.13%	04/01/39	4,000	4,219,320
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	800	426,344
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water System RB (c)	5.00%	12/01/24	775	885,066
Series 2008 AE, Water System RB (c)	5.00%	12/01/25	975	1,110,740
Series 2008 AE, Water System RB (c)	5.00%	12/01/26	975	1,108,721

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

California–(continued)

Series 2008 AE, Water System RB (c)	5.00%	12/01/27	$575	$640,654
Series 2008 AE, Water System RB (c)	5.00%	12/01/28	975	1,084,561
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/34	1,000	1,089,830
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2011 B, RB	5.50%	08/15/26	1,000	1,108,640
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	1,655	1,670,888
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	3,700	3,683,498
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/27	1,375	1,304,683
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/30	1,600	1,458,352
Series 2012, Water Furnishing RB (e)(g)	5.00%	07/01/37	3,535	3,051,836
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2002 B, Solid Waste Disposal RB (e)	5.00%	07/01/27	1,000	1,019,950
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/30	1,800	1,806,930
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,300	1,520,233
California (State of);
Series 2004 B-2, VRD Unlimited Tax GO Bonds (LOC-Citibank, N.A.) (h)(i)	0.04%	05/01/34	4,000	4,000,000
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,282,066
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	1,900	2,253,742
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/32	2,100	2,195,844
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/30	2,050	2,204,816
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/42	1,900	1,934,884
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/35	2,880	3,055,363
Series 2013, Ref. Unlimited Tax GO Bonds	5.00%	10/01/24	2,575	2,857,091
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/30	1,500	1,631,160
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	425	400,677
Golden State Tobacco Securitization Corp.;
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/45	4,000	3,799,560
Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (b)	5.00%	06/01/35	5,000	4,928,700
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/30	2,875	2,951,590
Los Angeles (City of) Harbor Department; Series 2009 C, Ref. RB	5.00%	08/01/31	1,000	1,062,030
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	07/01/22	1,200	1,382,808
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (g)	5.50%	03/01/18	100	106,091
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	1,125	1,153,530
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,300	2,306,302
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	08/01/36	4,110	4,345,626
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/25	775	832,226
Series 2011 F, Ref. Second Series RB (e)	5.00%	05/01/26	1,550	1,650,394
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (c)	5.00%	11/01/36	3,360	3,544,094
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/33	2,250	2,394,562
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/32	685	686,987
Southern California Metropolitan Water District; Series 2009 A, RB	5.00%	01/01/34	2,500	2,650,600
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,100	2,274,174
				99,024,730

Colorado–4.43%

Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB	5.00%	03/01/41	3,850	4,005,501
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (b)(c)	5.00%	09/01/36	4,875	4,900,691
Colorado (State of) Health Facilities Authority (Evangelical Lutheran);
Series 2004 A, RB	5.25%	06/01/34	1,000	996,890

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Colorado–(continued)

Series 2005, Health Facilities RB	5.00%	06/01/35	$2,790	$2,640,540
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/27	295	256,497
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	355	286,467
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,100	1,135,046
Series 2010, Private Activity RB	6.50%	01/15/30	1,400	1,511,398
Denver (City & County of); Series 2012 B, Airport System RB	5.00%	11/15/37	1,850	1,879,341
Montezuma (County of) Hospital District; Series 2007, Ref. RB	5.90%	10/01/37	895	809,268
Platte River Power Authority; Series 2009 HH, RB	5.00%	06/01/26	1,000	1,144,310
University of Colorado;
Series 2013 A, Enterprise RB (c)	5.00%	06/01/37	5,845	6,166,124
Series 2013 A, Enterprise RB (c)	5.00%	06/01/43	5,465	5,713,166
				31,445,239

Connecticut–0.59%

Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS-ACA) (b)(e)	6.60%	07/01/24	2,840	2,847,980
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB (e)	5.50%	04/01/21	1,200	1,340,760
				4,188,740

District of Columbia–1.69%

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/45	2,125	1,819,255
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,400	2,574,528
Series 2009, Hospital RB	6.50%	10/01/29	700	763,819
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (b)	5.50%	10/01/41	4,000	4,347,760
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/29	775	835,101
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (b)(c)	5.00%	10/01/34	1,575	1,652,270
				11,992,733

Florida–8.86%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	1,000	987,870
Series 2007, IDR	5.88%	11/15/36	1,000	820,910
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/41	1,000	1,084,860
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/37	2,270	2,395,940
Series 2013 C, Airport System RB	5.25%	10/01/38	2,450	2,531,609
Citizens Property Insurance Corp. (High Risk Account);
Series 2010 A-1, Sr. Sec. RB	5.00%	06/01/14	5,000	5,119,400
Series 2010 A-1, Sr. Sec. RB	5.25%	06/01/17	2,200	2,495,262
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/42	1,400	1,457,470
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (b)	5.95%	07/01/20	295	311,771
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,650	1,773,024
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (b)(c)(e)	5.38%	10/01/33	975	1,033,305
Series 2008 A, RB (INS-AGC) (b)(c)(e)	5.50%	10/01/38	2,175	2,309,067
Hillsborough (County of); Series 2006 A, Solid Waste & Resource Recovery RB (INS-BHAC) (b)(e)	4.50%	09/01/34	295	291,841
JEA; Series 2012 Three B, Electric System RB	5.00%	10/01/39	3,100	3,164,263
Lakeland (City of) (Lakeland Regional Health Systems);
Series 2006, Ref. Hospital System RB	5.00%	11/15/26	5,000	5,084,950
Series 2006, Ref. Hospital System RB	5.00%	11/15/32	5,000	5,006,000
Miami-Dade (County of) (Miami International Airport); Series 2002 A, Aviation RB (INS-AGM) (b)(e)	5.13%	10/01/35	5,000	4,999,850

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Florida–(continued)

Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	$1,250	$1,260,413
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	640	685,050
Miami-Dade (County of);
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/32	1,150	1,181,349
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/35	1,820	1,836,708
Series 2012 B, Ref. Sub. Special Obligation RB (INS-AGM) (b)	5.00%	10/01/35	1,950	1,998,886
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	505	506,217
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. RB	5.38%	07/01/20	930	930,316
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB (j)	6.13%	05/01/35	120	1
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/35	125	120,450
Series 2010 B, Capital Improvement RB	5.13%	05/01/17	220	208,725
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,100	1,100,737
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (b)(c)	5.50%	10/01/23	2,600	3,067,532
Series 2011, Ref. RB (c)	5.00%	10/01/31	2,565	2,664,240
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (b)(d)	5.35%	05/01/18	3,250	3,725,767
Reunion East Community Development District; Series 2005, Special Assessment RB (j)	5.80%	05/01/36	590	410,345
Seminole Indian Tribe of Florida;
Series 2007 A, Special Obligation RB (g)	5.25%	10/01/27	400	412,120
Series 2007 A, Special Obligation RB (g)	5.75%	10/01/22	500	529,455
Seven Oaks Community Development District II; Series 2004 A, Special Assessment RB	5.88%	05/01/35	845	703,344
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB (j)	6.20%	05/01/35	800	603,392
				62,812,439

Georgia–1.74%

Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	585	709,722
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	320	388,224
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	205	236,408
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (b)(c)	5.00%	01/01/33	3,500	3,560,060
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,200	1,385,868
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,300	1,497,561
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,200	1,390,092
Augusta (City of); Series 2005 B, Airport Passenger Facility Charge & General RB (e)	5.35%	01/01/28	1,000	1,002,150
DeKalb (County of) Hospital Authority (DeKalb Medical Center, Inc.); Series 2010, RAC	6.00%	09/01/30	1,000	1,006,500
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/42	1,150	1,162,201
				12,338,786

Guam–0.83%

Guam (Territory of) (Section 30);
Series 2009 A, Limited Obligation RB	5.38%	12/01/24	350	364,060
Series 2009 A, Limited Obligation RB	5.63%	12/01/29	1,850	1,920,023
Guam (Territory of) Power Authority; Series 2010 A, RB	5.50%	10/01/40	835	838,707
Guam (Territory of) Waterworks Authority; Series 2010, Water & Wastewater System RB	5.63%	07/01/40	1,400	1,387,526
Guam (Territory of);
Series 2011 A, Business Privilege Tax RB	5.13%	01/01/42	780	778,237
Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	625	629,881
				5,918,434

Hawaii–0.95%

Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.75%	07/01/40	1,000	1,035,090

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Hawaii–(continued)

Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/43	$2,500	$2,549,325
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,050	2,082,103
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/36	1,000	1,066,650
				6,733,168

Idaho–0.55%

Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	750	839,385
Series 2008 A, RB	6.75%	11/01/37	1,000	1,078,860
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	730	726,934
Regents of the University of Idaho; Series 2011, Ref. General RB (d)	5.25%	04/01/21	1,120	1,284,685
				3,929,864

Illinois–16.59%

Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,000	944,790
Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	2,000	1,763,000
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	725	705,128
Chicago (City of) (Diversey/Narragansett); Series 2006, COP	7.46%	02/15/26	695	520,458
Chicago (City of) (Midway Airport); Series 2013 A, Ref. Second Lien RB (e)	5.50%	01/01/31	2,650	2,697,249
Chicago (City of) (O’Hare International Airport);
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/24	3,500	3,690,225
Series 2005 A, Third Lien General Airport RB (INS-AGC) (b)(c)	5.25%	01/01/25	11,500	12,150,325
Series 2008 A, Third Lien General Airport RB (INS-AGM) (b)(c)	5.00%	01/01/33	4,000	4,011,560
Series 2012 B, Ref. Passenger Facility Charge RB (e)	5.00%	01/01/30	4,500	4,514,625
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/38	2,450	2,470,555
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/27	3,800	3,743,608
Series 2008 C, Unlimited Tax GO Bonds (INS-AGM) (b)(c)	5.00%	12/01/27	3,975	3,916,011
Series 2011 A, Unlimited Tax GO Bonds (c)	5.00%	12/01/41	1,230	1,110,247
Series 2013 A3, Ref. Floating Rate Unlimited Tax GO Bonds (d)(k)	0.88%	06/02/18	1,000	1,000,000
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB (c)	5.25%	12/01/36	3,795	3,879,553
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (b)(c)	5.25%	01/01/25	3,100	3,159,148
Series 2011, COP	7.13%	05/01/21	410	444,973
Series 2011, COP	7.13%	05/01/21	610	662,033
Series 2011 A, Sales Tax RB (c)	5.25%	01/01/38	1,905	1,941,347
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/42	3,350	3,246,652
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/33	1,540	1,446,152
Cook (County of); Series 2012 C, Ref. Unlimited Tax GO Bonds	5.00%	11/15/29	2,100	2,095,380
Cortland (Town of) (Sheaffer System); Series 2006, Special Tax RB (g)(j)	5.50%	03/01/17	982	294,895
Deerfield (Village of);
Series 2011, Ref. CAB RB (f)	0.00%	10/01/31	237	48,867
Series 2011, Ref. RB	6.00%	10/01/42	441	339,773
Gilberts (Village of) Special Service Area No. 19 (The Conservancy); Series 2006-1, Special Tax RB (j)	5.38%	03/01/16	1,000	344,940
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/34	1,000	1,021,630
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program);
Series 2000 A, RB (l)	7.38%	07/01/25	1,565	1,530,977
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,125	1,192,545
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/42	1,000	984,990
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (c)	5.38%	08/15/24	2,200	2,463,450
Series 2009 A, RB (c)	5.75%	08/15/30	1,400	1,545,614
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2007 A, RB	5.75%	11/15/37	3,500	3,615,395
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,700	1,671,865
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,250	1,329,987
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	999,270

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Illinois–(continued)

Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	$1,905	$2,228,964
Illinois (State of) Finance Authority (Sherman Health System); Series 2007 A, RB	5.50%	08/01/37	3,500	3,616,410
Illinois (State of) Finance Authority (Swedish American Hospital); Series 2004, RB (INS-AMBAC) (b)	5.00%	11/15/31	1,675	1,650,578
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	6.00%	08/15/38	1,475	1,522,215
Illinois (State of) Finance Authority (The Landing at Plymouth Place);
Series 2005 A, RB	6.00%	05/15/25	1,000	925,740
Series 2005 A, RB	6.00%	05/15/37	1,350	1,117,665
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB (c)	5.50%	08/15/41	2,370	2,455,320
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB (c)	5.25%	10/01/52	3,630	3,741,840
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, RB	5.50%	06/15/50	2,265	2,299,722
Series 2012 B, RB (c)	5.00%	12/15/28	1,700	1,786,734
Illinois (State of) Toll Highway Authority; Series 2013 A, RB (c)	5.00%	01/01/38	3,875	3,858,686
Illinois (State of); Series 2013, Unlimited Tax GO Bonds	5.50%	07/01/38	2,450	2,453,479
Lake County Community Unit School District No. 116 (Round Lake); Series 1996, Unlimited Tax GO Bonds (l)	7.60%	02/01/14	250	253,218
Peoria (County of); Series 2011, Unlimited Tax GO Bonds (c)	5.00%	12/15/41	3,075	3,146,371
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,800	4,176,808
United City of Yorkville (City of) Special Service Area No. 2004-107 (Raintree Village II); Series 2005, Special Tax RB (j)	6.25%	03/01/35	958	556,454
Volo (Village of) Special Service Area No. 3 (Symphony Meadows); Series 2006-1, Special Tax RB	6.00%	03/01/36	826	775,821
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	495	477,195
Will County Community School District No. 161 (Summit Hill);
Series 1999, Unlimited Tax CAB GO Bonds (f)(l)	0.00%	01/01/16	675	666,745
Series 1999, Unlimited Tax CAB GO Bonds (f)(l)	0.00%	01/01/19	425	389,530
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/16	1,335	1,261,749
Series 1999, Unlimited Tax CAB GO Bonds (INS-NATL) (b)(f)	0.00%	01/01/19	990	810,097
				117,668,558

Indiana–3.52%

Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (c)	5.00%	11/15/36	5,600	5,621,280
Indiana (State of) Finance Authority (CWA Authority); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,320	2,473,166
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB	6.75%	03/01/39	1,440	1,572,768
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,600	1,721,056
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB (e)	5.00%	07/01/40	2,995	2,728,625
Series 2013 A, Private Activity RB (e)	5.00%	07/01/35	500	477,730
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/32	610	581,672
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/39	1,000	925,430
Indiana (State of) Municipal Power Agency; Series 2013 A, Power Supply System RB	5.25%	01/01/33	1,250	1,316,337
Indianapolis Local Public Improvement Bond Bank;
Series 2011 K, RB	5.00%	06/01/27	2,000	2,114,180
Series 2013 F, RB (c)	5.00%	02/01/30	3,240	3,476,261
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB (e)	6.75%	01/01/34	1,500	1,516,215
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (g)	5.75%	09/01/42	500	466,130
				24,990,850

Iowa–0.34%

Iowa (State of) Finance Authority (Alcoa Inc.); Series 2012, Midwestern Disaster Area RB	4.75%	08/01/42	1,400	1,187,032

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Iowa–(continued)

Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	$1,200	$1,212,504
				2,399,536

Kansas–0.78%

Cowley County Unified School District No. 465 (Winfield); Series 2003, Unlimited Tax GO Bonds (INS-NATL) (b)	5.25%	10/01/22	70	70,222
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB (c)	5.75%	11/15/38	3,500	3,758,580
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/38	1,575	1,666,492
				5,495,294

Kentucky–1.81%

Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (b)	5.75%	12/01/28	1,500	1,549,155
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,225	1,280,284
Series 2010 A, Hospital RB	6.50%	03/01/45	1,600	1,679,824
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/24	1,610	1,823,937
Series 2009, Ref. RB (INS-AGC) (b)	5.25%	02/01/25	1,815	2,050,533
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.);
Series 2006, Health System RB	5.25%	10/01/36	3,545	3,459,530
Series 2013 A, Health System RB	5.50%	10/01/33	1,000	1,013,950
				12,857,213

Louisiana–2.05%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment RB (j)	5.25%	07/01/17	989	390,556
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,150	1,195,241
Louisiana Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (b)	6.75%	06/01/26	2,000	2,291,060
Louisiana State University & Agricultural & Mechanical College (Master Lease M98362); Series 1998, RB (Acquired 11/30/98; Cost $3,537,642) (g)	5.75%	10/30/18	3,538	3,554,410
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	2,450	2,432,776
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/31	860	855,124
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/32	1,635	1,617,816
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/33	1,375	1,355,200
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/30	860	876,349
				14,568,532

Maryland–0.46%

Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	1,400	1,379,098
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,080	1,092,420
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	765	791,484
				3,263,002

Massachusetts–9.87%

Berkshire Wind Power Cooperative Corp.; Series 2010 1, RB	5.25%	07/01/30	350	362,323
Boston (City of) Water & Sewer Commission; Series 2009 A, Ref. General RB	5.00%	11/01/26	1,000	1,112,920
Massachusetts (State of) Bay Transportation Authority;
Series 2006 B, Sr. Sales Tax RB	5.25%	07/01/21	1,000	1,207,460
Series 2007 A-2, Sr. Sales Tax CAB RB (f)	0.00%	07/01/21	715	547,947
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	4,020	4,195,433
Massachusetts (State of) Department of Transportation; Series 1997 C, Sr. Turnpike Metropolitan Highway System CAB RB (INS-NATL) (b)(f)	0.00%	01/01/22	1,550	1,216,285

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Massachusetts (State of) Development Finance Agency (Berklee College of Music); Series 2007 A, RB	5.00%	10/01/32	$2,150	$2,259,843
Massachusetts (State of) Development Finance Agency (Boston College);
Series 2008, RB	5.50%	06/01/26	400	476,404
Series 2010 R-1, RB	5.00%	07/01/31	350	375,319
Massachusetts (State of) Development Finance Agency (Boston University); Series 2013 U-1, Floating Rate RB (d)(k)	0.63%	03/30/17	2,000	1,997,044
Massachusetts (State of) Development Finance Agency (Broad Institute); Series 2011 A, RB	5.25%	04/01/37	500	519,070
Massachusetts (State of) Development Finance Agency (Cape Cod Healthcare Obligation); Series 2004, RB (INS-AGC) (b)	5.13%	11/15/35	500	506,390
Massachusetts (State of) Development Finance Agency (Caregroup); Series 1998 B-2, RB (INS- NATL) (b)	5.38%	02/01/28	500	534,190
Massachusetts (State of) Development Finance Agency (Carleton-Willard Village); Series 2010, RB	5.63%	12/01/30	700	723,002
Massachusetts (State of) Development Finance Agency (CLG Pharmacy & Allied Health); Series 2005 D, RB (d)(l)	5.00%	07/01/15	500	536,930
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2010 A, RB	5.00%	01/01/40	250	244,640
Massachusetts (State of) Development Finance Agency (Evergreen Center Inc.);
Series 2005, RB	5.00%	01/01/24	250	245,238
Series 2005, RB	5.50%	01/01/35	450	418,428
Massachusetts (State of) Development Finance Agency (Hampshire College); Series 2004, RB	5.70%	10/01/34	1,000	1,005,340
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2008 B, RB (c)	5.00%	10/01/38	8,000	8,442,480
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (INS-AGM) (b)	5.25%	07/01/33	300	315,696
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/39	353	283,726
Series 2011 A-1, RB	6.25%	11/15/46	567	444,211
Series 2011 A-2, RB	5.50%	11/15/46	49	34,142
Series 2011 B, CAB RB (f)	0.00%	11/15/56	243	1,239
Massachusetts (State of) Development Finance Agency (Lowell General Hospital); Series 2010 C, RB	5.13%	07/01/35	500	486,610
Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology);
Series 2002 K, RB (c)	5.50%	07/01/32	2,500	3,072,275
Series 2008 A, RB	5.00%	07/01/38	1,500	1,582,470
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/42	500	486,275
Massachusetts (State of) Development Finance Agency (Mount Holyoke College); Series 2011 B, RB	5.00%	07/01/41	500	510,740
Massachusetts (State of) Development Finance Agency (Northeastern University); Series 2009 Y-2, Ref. RB	5.50%	10/01/24	750	859,740
Massachusetts (State of) Development Finance Agency (Partners Healthcare System); Series 2007 G, RB	5.00%	07/01/47	600	608,922
Massachusetts (State of) Development Finance Agency (Sabis International Charter School); Series 2009 A, RB	8.00%	04/15/39	250	284,395
Massachusetts (State of) Development Finance Agency (Springfield College); Series 2010, RB	5.63%	10/15/40	500	517,775
Massachusetts (State of) Development Finance Agency (SRBC); Series 2002 A, RB (INS-NATL) (b)	5.13%	08/01/28	1,000	1,000,320
Massachusetts (State of) Development Finance Agency (Sterling & Francine Clark Art); Series 2010, RB	5.00%	07/01/40	500	519,005
Massachusetts (State of) Development Finance Agency (Suffolk University); Series 2010, RB	5.13%	07/01/40	500	488,270
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	6.75%	01/01/36	500	555,595
Series 2011 I, RB	7.25%	01/01/32	825	950,276
Massachusetts (State of) Development Finance Agency (UMass Memorial); Series 2011 H, RB	5.50%	07/01/31	500	518,640
Massachusetts (State of) Development Finance Agency (Wellesley College); Series 2012 J, RB	5.00%	07/01/42	150	157,689
Massachusetts (State of) Educational Financing Authority; Series 2011 J, RB (e)	5.63%	07/01/28	350	361,648
Massachusetts (State of) Port Authority (Conrac); Series 2011 A, RB	5.13%	07/01/41	250	253,518
Massachusetts (State of) Port Authority; Series 2010 A, RB	5.00%	07/01/40	300	304,866
Massachusetts (State of) School Building Authority (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/41	3,425	3,474,525
Massachusetts (State of) School Building Authority;
Series 2005 A, Dedicated Sales Tax RB (c)(d)(l)	5.00%	08/15/15	790	853,642
Series 2005 A, Dedicated Sales Tax RB (c)(d)(l)	5.00%	08/15/15	5,110	5,521,662

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Massachusetts–(continued)

Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (b)(c)	4.50%	08/15/35	$4,670	$4,682,376
Series 2012 A, Dedicated Sales Tax RB (INS-AGM) (b)(c)	5.00%	08/15/30	250	260,565
Massachusetts (State of) Water Resources Authority;
Series 2007 B, Ref. General RB (INS-AGM) (b)	5.25%	08/01/31	500	566,010
Series 2009 B, RB	5.00%	08/01/22	1,200	1,368,540
Series 2011 B, General RB	5.00%	08/01/28	200	220,506
Series 2011 C, Ref. General RB (c)	5.00%	08/01/30	3,500	3,806,215
Series 2011 C, Ref. General RB (c)	5.00%	08/01/31	2,000	2,173,580
Massachusetts (State of);
Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)	5.50%	08/01/30	1,500	1,832,580
Series 2004 C, Ref. Unlimited Tax GO Bonds (INS-NATL) (b)	5.50%	12/01/17	455	539,348
Series 2005, Ref. Special Obligation Dedicated Tax RB (INS-NATL) (b)	5.50%	01/01/23	1,000	1,168,940
Westford (Town of); Series 2003, Limited Tax GO Bonds (INS-AMBAC) (b)	5.25%	06/01/19	1,975	1,983,236
				69,976,454

Michigan–0.87%

Detroit (City of); Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (b)	7.00%	07/01/27	2,715	2,861,447
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (d)	5.25%	01/15/14	875	880,416
Series 2008 A, RB (d)	5.50%	01/15/15	400	422,412
Saginaw (City of) Hospital Finance Authority (Covenant Medical Center, Inc.); Series 2010 H, Ref. RB	5.00%	07/01/30	2,000	1,994,320
				6,158,595

Minnesota–0.77%

Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB	6.38%	11/15/23	1,850	2,165,425
Series 2008 A, Health Care System RB	6.63%	11/15/28	1,200	1,395,816
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	1,850	1,870,905
				5,432,146

Missouri–1.74%

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,300	1,243,463
Ellisville (City of) Industrial Development Authority (Gambrill Gardens);
Series 1999, Ref. & Improvement RB	6.10%	06/01/20	1,155	1,155,289
Series 1999, Ref. & Improvement RB	6.20%	06/01/29	1,000	946,980
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/27	750	818,407
Series 2011 A, Ref. RB	5.50%	09/01/28	1,515	1,629,579
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	495	520,265
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2005 B, Ref. Senior Living Facilities RB	5.13%	02/01/27	1,200	1,206,972
Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,000	999,200
Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB	5.25%	05/01/33	1,175	1,182,767
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	625	604,694
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/30	675	656,424
Series 2007 A, Senior Living Facilities RB	6.38%	12/01/41	1,500	1,403,370
				12,367,410

Nebraska–1.39%

Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/32	3,500	3,465,630
Series 2012, Gas RB	5.25%	09/01/37	2,485	2,498,419

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Nebraska–(continued)

Omaha (City of) Public Power District; Series 2011 B, RB (c)	5.00%	02/01/36	$3,690	$3,870,958
				9,835,007

Nevada–1.79%

Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (b)(e)	5.25%	07/01/34	4,000	4,003,720
Nevada (State of);
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/22	2,860	3,196,307
Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds (c)	5.00%	06/01/23	2,220	2,467,708
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	3,100	3,004,396
				12,672,131

New Hampshire–0.03%

New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Health Care System RB	5.50%	07/01/34	250	246,502

New Jersey–20.02%

Bergen (County of) Utilities Authority; Series 2006, Water System PCR (INS-AMBAC) (b)	5.00%	12/15/31	1,750	1,822,905
Burlington (County of) Bridge Commission (The Evergreens); Series 2007, Economic Development RB	5.63%	01/01/38	750	647,820
Camden (County of) Municipal Utilities Authority;
Series 1990 B, Sewer CAB RB (INS-NATL) (b)(f)	0.00%	09/01/14	2,000	1,991,420
Series 1990 B, Sewer CAB RB (INS-NATL) (b)(f)	0.00%	09/01/15	2,500	2,448,100
Colts Neck (Township of) Board of Education; Series 2002, Unlimited Tax GO Bonds (INS-AGM) (b)	5.00%	02/01/21	1,000	1,136,830
East Orange (City of) Board of Education;
Series 1998, CAB COP (INS-AGM) (b)(f)	0.00%	08/01/19	1,845	1,547,162
Series 1998, CAB COP (INS-AGM) (b)(f)	0.00%	02/01/25	1,845	1,101,945
Series 1998, CAB COP (INS-AGM) (b)(f)	0.00%	02/01/28	2,850	1,399,692
Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	1,000	1,062,720
Essex (County of) Improvement Authority; Series 2004, Ref. Project Consolidation RB (INS- NATL) (b)	5.50%	10/01/28	1,000	1,160,490
Essex (County of) Utilities Authority; Series 2009, Ref. Solid Waste RB (INS-AGC) (b)	5.00%	04/01/21	775	854,151
Garden State Preservation Trust;
Series 2003 B, Open Space & Farmland Preservation CAB RB (INS-AGM) (b)(f)	0.00%	11/01/25	2,000	1,250,660
Series 2005 A, Open Space & Farmland Preservation RB (INS-AGM) (b)	5.75%	11/01/28	1,000	1,207,510
Hudson (County of) Improvement Authority; Series 2010 A, Ref. Solid Waste System RB	6.00%	01/01/40	1,000	1,088,500
Middlesex (County of) Improvement Authority (Administration Building Residential Rental Housing); Series 2001, RB (CEP-FNMA) (e)	5.35%	07/01/34	1,000	999,910
New Jersey (State of) Economic Development Authority (American Water Co., Inc.); Series 2010 B, Ref. Water Facilities RB (e)	5.60%	11/01/34	1,000	1,060,150
New Jersey (State of) Economic Development Authority (Cranes Mill); Series 2008, First Mortgage RB	6.00%	07/01/38	1,000	1,003,310
New Jersey (State of) Economic Development Authority (Kapkowski Road Landfill);
Series 2002, Ref. Special Assessment RB	5.75%	10/01/21	1,500	1,602,075
Series 2002, Ref. Special Assessment RB	5.75%	04/01/31	1,000	1,005,370
New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	375	343,601
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.);
Series 2007, RB	5.13%	06/15/27	525	531,510
Series 2007, RB	5.13%	06/15/37	700	690,095
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	2,650	2,778,154
New Jersey (State of) Economic Development Authority (Seabrook Village, Inc. Facility);
Series 2006, Ref. Retirement Community RB	5.25%	11/15/26	500	485,805
Series 2006, Ref. Retirement Community RB	5.25%	11/15/36	500	447,565
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB (e)	5.13%	01/01/34	1,250	1,235,275

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Jersey–(continued)

New Jersey (State of) Economic Development Authority (Winchester Gardens at Ward Homestead); Series 2004 A, Ref. First Mortgage RB	5.80%	11/01/31	$2,000	$2,002,360
New Jersey (State of) Economic Development Authority;
Series 1992, RB (INS-NATL) (b)	5.90%	03/15/21	35,000	40,748,750
Series 2004 A, Motor Vehicle RB (INS-BHAC) (b)(c)	5.25%	07/01/26	7,000	8,317,260
Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (b)	5.50%	09/01/26	1,500	1,733,280
Series 2007 U, School Facilities RB (INS-AGM) (b)(c)	5.00%	09/01/32	7,000	7,338,240
Series 2009 Z, School Facilities Construction RB (INS-AGC) (b)	5.50%	12/15/34	1,000	1,093,520
Series 2012, Ref. RB	5.00%	06/15/29	1,000	991,450
New Jersey (State of) Educational Facilities Authority (Institute of Technology); Series 2010 H, RB	5.00%	07/01/31	500	520,170
New Jersey (State of) Educational Facilities Authority (Kean University); Series 2009 A, Ref. RB	5.50%	09/01/36	500	528,700
New Jersey (State of) Health Care Facilities Financing Authority (AHS Hospital Corp.); Series 2011, RB	6.00%	07/01/41	750	845,227
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB	5.63%	07/01/32	1,000	1,039,980
New Jersey (State of) Health Care Facilities Financing Authority (Childrens Specialized Hospital); Series 2005 A, RB	5.50%	07/01/36	1,500	1,509,315
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack University Medical Center); Series 2008, RB (INS-AGC) (b)	5.13%	01/01/27	1,000	1,047,200
New Jersey (State of) Health Care Facilities Financing Authority (Holy Name Medical Center); Series 2010, Ref. RB	5.00%	07/01/25	500	505,995
New Jersey (State of) Health Care Facilities Financing Authority (Meridian Health System); Series 2007, RB (INS-AGC) (b)	5.00%	07/01/38	1,940	1,968,887
New Jersey (State of) Health Care Facilities Financing Authority (Robert Wood Johnson University Hospital); Series 2010, Ref. RB	5.00%	07/01/31	550	560,521
New Jersey (State of) Health Care Facilities Financing Authority (South Jersey Hospital);
Series 2006, RB	5.00%	07/01/36	2,000	1,998,560
Series 2006, RB	5.00%	07/01/46	2,000	1,938,940
New Jersey (State of) Health Care Facilities Financing Authority (St. Clare’s Hospital, Inc.); Series 2004 A, Ref. RB (l)	5.25%	07/01/23	1,000	1,209,470
New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	1,000	1,010,330
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (l)	6.75%	07/01/19	4,250	5,095,750
New Jersey (State of) Higher Education Student Assistance Authority;
Series 2009 A, Student Loan RB	5.63%	06/01/30	1,500	1,587,480
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/25	4,730	4,948,999
Series 2010 1-A, Ref. Student Loan RB (c)	5.00%	12/01/26	2,980	3,100,273
New Jersey (State of) Transportation Trust Fund Authority;
Series 1999 A, Transportation System RB	5.75%	06/15/18	1,000	1,188,680
Series 2009 A, Transportation System CAB RB (f)	0.00%	12/15/39	6,000	1,339,860
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/30	1,600	657,088
Series 2010 A, Transportation System CAB RB (f)	0.00%	12/15/31	3,000	1,144,980
New Jersey (State of) Turnpike Authority;
Series 1991 C, RB (l)	6.50%	01/01/16	135	152,249
Series 1991 C, RB (l)	6.50%	01/01/16	1,170	1,220,696
Series 1991 C, RB (INS-AGM) (b)	6.50%	01/01/16	580	654,107
Series 1991 C, RB (INS-NATL) (b)	6.50%	01/01/16	255	286,324
Series 2005 A, Ref. RB (INS-AGM) (b)	5.25%	01/01/27	705	807,669
Series 2009 E, RB	5.25%	01/01/40	1,000	1,045,760
Series 2013 A, RB	5.00%	01/01/38	5,800	5,991,922
New Jersey Institute of Technology; Series 2012 A, RB	5.00%	07/01/42	500	512,255
Newark (City of) Housing Authority (South Ward Police Facility); Series 2009 A, City-Secured Police Facility RB (INS-AGC) (b)	6.75%	12/01/38	600	683,712
Passaic (County of) Improvement Authority (200 Hospital Plaza Corp.); Series 2010, RB	5.00%	05/01/42	500	512,950
Rahway Valley Sewerage Authority; Series 2005 A, Sewer CAB RB (INS-NATL) (b)(f)	0.00%	09/01/32	5,000	1,955,000
Salem (County of) Improvement Authority (Finlaw Street Office Building); Series 2007, RB (INS- AGM) (b)	5.25%	08/15/32	1,300	1,278,602
				141,975,236

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New Mexico–0.88%

Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (d)	5.20%	06/01/20	$1,000	$1,089,640
Series 2010 C, Ref. PCR	5.90%	06/01/40	2,100	2,156,952
Jicarilla Apache Nation; Series 2003 A, RB (g)	5.00%	09/01/18	1,500	1,484,895
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (c)	6.38%	08/01/32	1,350	1,525,244
				6,256,731

New York–12.23%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,370	1,442,363
Series 2009, PILOT RB	6.38%	07/15/43	570	602,273
Metropolitan Transportation Authority;
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/28	1,000	1,095,270
Series 2009 B, Dedicated Tax Fund RB	5.25%	11/15/30	1,500	1,634,970
Series 2010 D, RB	5.25%	11/15/26	2,500	2,723,475
Series 2013 A, RB	5.00%	11/15/38	1,850	1,882,061
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 2010, Special Obligation RB	6.00%	12/01/42	710	761,056
Series 2010 8, Special Obligation RB	6.00%	12/01/36	2,050	2,210,043
New York & New Jersey (States of) Port Authority; Eighty-Fifth Series 1993, Consolidated RB (INS-NATL) (b)	5.38%	03/01/28	2,000	2,315,620
One Hundred Fifty-Second Series 2008, Consolidated RB (c)(e)	5.00%	11/01/28	3,700	3,854,845
One Hundred Forty-Fourth Series 2006, Consolidated RB (c)	5.00%	10/01/35	14,900	15,517,606
New York (City of) Municipal Water Finance Authority;
Series 2008 AA, Water & Sewer System RB (c)	5.00%	06/15/22	2,500	2,897,425
Series 2013 DD, Water & Sewer System RB	5.00%	06/15/35	3,200	3,394,368
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB (c)	5.25%	01/15/39	3,400	3,647,384
Subseries 2011 D-1, Future Tax Sec. RB (c)	5.00%	11/01/33	4,845	5,174,412
Subseries 2013 I, Future Tax Sec. RB	5.00%	05/01/38	5,000	5,264,700
New York (City of);
Series 2004 G, Unlimited Tax GO Bonds (d)(l)	5.00%	12/01/14	1,410	1,478,300
Series 2004 G, Unlimited Tax GO Bonds	5.00%	12/01/27	1,590	1,643,663
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	1,265	1,344,594
Subseries 2008 I-1, Unlimited Tax GO Bonds (c)	5.00%	02/01/26	4,775	5,324,030
New York (State of) Dormitory Authority (General Purpose); Series 2011 A, State Personal Income Tax RB (c)	5.00%	03/15/30	2,220	2,383,814
New York (State of) Dormitory Authority (School Districts Financing Program); Series 2009 C, RB (INS-AGC) (b)	5.00%	10/01/23	3,000	3,317,370
New York (State of) Dormitory Authority;
Series 1995 A, City University System Consolidated RB	5.63%	07/01/16	6,705	7,242,875
Series 2013 A, General Purpose Personal Income Tax RB	5.00%	02/15/37	1,750	1,840,895
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/26	1,800	2,033,046
Series 2009 A, Personal Income Tax RB (c)	5.00%	03/15/27	2,000	2,207,680
New York City Housing Development Corp.; Series 2007 E-1, MFH RB (e)	5.35%	11/01/37	1,600	1,622,496
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/43	1,870	1,878,696
New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563) (g)(j)	6.13%	02/15/19	1,000	10
				86,735,340

North Carolina–1.18%

North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB	5.00%	01/01/26	4,300	4,610,589
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	800	749,744

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–(continued)

North Carolina (State of) Turnpike Authority; Series 2011, Monroe Connector System State Appropriation RB (c)	5.00%	07/01/36	$2,870	$3,013,959
				8,374,292

North Dakota–0.42%

McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,002,170
Ward (County of) (Trinity Obligated Group); Series 2006, Health Care Facilities RB	5.13%	07/01/29	2,000	1,995,660
				2,997,830

Ohio–21.67%

Adams (County of) (Adams County Hospital); Series 2005, Hospital Facility Improvement RB	6.25%	09/01/20	250	199,653
Akron (City of) (Community Learning Centers); Series 2012, Ref. Income Tax RB	5.00%	12/01/33	1,270	1,342,962
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/32	1,190	1,203,483
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/37	2,470	2,498,010
American Municipal Power, Inc. (Hydroelectric); Series 2009 C, RB	5.00%	02/15/20	1,000	1,133,290
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008 A, RB (INS-AGC) (b)	5.25%	02/15/19	3,000	3,423,960
Athens (County of) (O’Bleness Memorial Hospital); Series 2003 A, Ref. & Improvement Hospital Facilities RB	7.13%	11/15/33	1,000	1,004,020
Bowling Green (City of) (CFP I LLC - Bowling Green State University); Series 2010, Student Housing RB	5.75%	06/01/31	1,000	1,041,210
Butler (County of) (Kettering Health Network Obligated Group); Series 2011, Hospital Facilities RB	6.38%	04/01/36	375	414,191
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	700	672,882
Cincinnati (City of); Series 2011 A, Ref. Water System RB (c)	5.00%	12/01/36	5,000	5,280,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Euclid Avenue - Fenn); Series 2005, Student Housing RB (INS-AMBAC) (b)	5.00%	08/01/28	1,000	914,210
Cleveland (City of);
Series 2005, Ref. Limited Tax GO Bonds (INS-AGM) (b)	5.50%	10/01/19	2,825	3,390,537
Series 2012 A, Ref. Airport System RB	5.00%	01/01/31	1,000	985,280
Columbus City School District;
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/24	1,000	1,143,190
Series 2009, School Facility Construction & Improvement Unlimited Tax GO Bonds	5.00%	12/01/26	1,000	1,145,980
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	795	775,721
Cuyahoga (County of) (Medical Mart/Convention Center); Series 2010 F, Economic Development RB	5.00%	12/01/27	500	533,485
Finneytown Local School District; Series 1997, School Improvement Unlimited Tax GO Bonds (INS-NATL) (b)	6.20%	12/01/17	420	463,940
Franklin (County of) (Ohio Presbyterian Retirement Services); Series 2010 A, Health Care Facilities Improvement RB	5.63%	07/01/26	1,000	1,041,500
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/36	930	941,551
Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	750	759,315
Series 2011 A, Hospital Facilities RB (c)	5.00%	11/15/41	1,500	1,508,775
Hamilton (County of) (Life Enriching Communities); Series 2006 A, Ref. Health Care RB	5.00%	01/01/37	1,250	1,163,363
Hamilton (County of) (Metropolitan Sewer District); Series 2005 B, Sewer System Improvement RB (INS-NATL) (b)	5.00%	12/01/30	1,000	1,049,520
Hamilton (County of) (Stratford Heights-University of Cincinnati); Series 2010, Ref. Student Housing RB (INS-AGM) (b)	5.00%	06/01/30	1,000	1,045,130
Hamilton (County of);
Series 2000 B, Sales Tax CAB RB (INS-AMBAC) (b)(f)	0.00%	12/01/23	2,000	1,325,880
Series 2011 A, Ref. Sales Tax RB	5.00%	12/01/32	1,000	1,025,190
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/34	1,300	1,400,230
Kent State University; Series 2009 B, General Receipts RB (INS-AGC) (b)	5.00%	05/01/28	1,000	1,075,060
Lakewood City School District; Series 2007, Ref. School Improvement Unlimited Tax GO Bonds (INS-AGM) (b)(c)	4.50%	12/01/31	8,000	8,096,480
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (b)	5.00%	04/01/24	1,475	1,592,336
Series 2006 H, Hospital Facilities RB (INS-AGC) (b)(c)	5.00%	02/01/24	5,840	6,303,404

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	$500	$496,925
Lucas (County of) (Lutheran Homes); Series 2010 A, Ref. & Improvement Health Care Facilities RB	7.00%	11/01/45	1,000	1,038,720
Lucas (County of) (ProMedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/31	1,000	1,098,270
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	6.00%	11/15/41	1,000	1,089,640
Medina City School District (School Facilities); Series 2008, COP (INS-AGC) (b)	5.25%	12/01/31	1,000	1,079,020
Miami (County of) (Upper Valley Medical Center); Series 2006, Ref. & Improvement Hospital Facility RB	5.25%	05/15/26	700	716,513
Miami University; Series 2011, Ref. General Receipts RB (c)	5.00%	09/01/31	5,050	5,349,011
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (b)(c)	5.00%	10/01/41	9,125	9,133,578
Montgomery (County of) (Kettering Medical Center); Series 1996, Ref. & Improvement Hospital RB (INS-NATL) (b)	6.25%	04/01/20	2,270	2,627,457
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB (d)(l)	6.00%	11/15/14	1,550	1,636,009
Series 2009 A, RB (d)(l)	6.25%	11/15/14	1,100	1,163,679
Series 2009 A, RB (d)(l)	6.25%	11/15/14	1,000	1,057,890
Series 2009 B, RB (d)	5.25%	11/15/14	500	523,340
Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care & MFH RB	6.38%	04/01/30	1,000	1,037,280
Muskingum (County of) (Genesis Healthcare System); Series 2013, Hospital Facilities RB	5.00%	02/15/48	1,000	768,970
Norwood (City of) (Cornerstone at Norwood); Series 2006, Tax Increment Allocation Financing RB	6.20%	12/01/31	1,340	1,292,202
Ohio (State of) (Cleveland Clinic Health System Obligated Group);
Series 2009 B, Hospital RB (c)	5.13%	01/01/28	4,000	4,290,240
Series 2009 B, Hospital RB (c)	5.50%	01/01/34	1,000	1,061,790
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB (d)	5.80%	12/01/19	1,500	1,566,495
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (b)(c)(e)	4.80%	09/01/36	15,500	14,998,575
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.);
Series 2009, Ref. PCR (d)	2.25%	09/15/16	1,000	991,430
Series 2009 A, RB	5.70%	08/01/20	625	688,569
Series 2009 C, Ref. PCR	5.63%	06/01/18	3,450	3,771,195
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health); Series 2012, RB	5.00%	01/01/38	1,000	1,017,260
Ohio (State of) Higher Educational Facility Commission (Hospital University); Series 2007, RB (INS-BHAC) (b)(c)	4.75%	01/15/46	10,000	9,949,800
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB	5.75%	11/15/35	1,585	1,645,927
Series 2010, Hospital Facilities RB	5.75%	11/15/40	600	621,726
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, Hospital RB (d)(l)	6.75%	01/15/15	2,000	2,147,480
Ohio (State of) Higher Educational Facility Commission (University of Dayton); Series 2011 A, RB	5.38%	12/01/30	750	803,940
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, MFH Mortgage RB (CEP-GNMA) (e)	5.85%	09/20/28	970	1,034,457
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program);
Series 1999 A1, Residential Mortgage RB (CEP-GNMA) (e)	5.25%	09/01/30	95	95,042
Series 2008 F, Residential Mortgage RB (CEP-GNMA) (c)	5.50%	09/01/39	819	832,604
Ohio (State of) Housing Finance Agency;
Series 1985, SFH Mortgage RB (d)(f)(l)	0.00%	01/15/14	1,000	904,680
Series 1985, SFH Mortgage RB (d)(f)(l)	0.00%	07/15/14	4,850	4,607,839
Series 1985, SFH Mortgage RB (f)(l)	0.00%	01/15/15	5,550	5,530,575
Ohio (State of) Municipal Electric Generation Agency (Joint Venture 5); Series 2001, Beneficial Interest Ctfs. (INS-NATL) (b)(f)	0.00%	02/15/30	1,000	460,580
Ohio (State of) Turnpike Commission; Series 2010 A, Ref. RB	5.00%	02/15/31	1,000	1,048,850
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)	5.88%	06/01/16	2,375	2,566,757
Ohio State University;
Series 2010 D, RB (l)	5.00%	12/01/30	45	53,372
Series 2010 D, RB	5.00%	12/01/30	955	1,080,229
Summit (County of) Port Authority (University of Akron Student Housing); Series 2011, Lease RB	5.00%	01/01/30	500	523,975
Toledo (City of); Series 2010, Ref. Various Purpose Improvement Limited Tax GO Bonds (INS-AGM) (b)	5.00%	12/01/28	1,000	1,058,740

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Ohio–(continued)

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	$800	$771,512
University of Cincinnati; Series 2010 F, General Receipts RB	5.00%	06/01/34	750	786,090
University of Toledo; Series 2011 B, General Receipts RB	5.00%	06/01/29	650	687,466
Vandalia Butler City School District; Series 2009, School Improvement Unlimited Tax GO Bonds	5.00%	12/01/29	1,000	1,046,460
Wright State University; Series 2011 A, General Receipts RB	5.00%	05/01/31	1,000	1,035,050
				153,680,947

Oklahoma–0.01%

Oklahoma (State of) Housing Finance Agency; Series 1991 B, SFH Mortgage RB (CEP-GNMA) (e)	8.00%	08/01/18	60	61,273

Pennsylvania–1.86%

Delaware River Port Authority;
Series 2010 D, RB	5.00%	01/01/35	1,000	1,037,650
Series 2010 D, RB	5.00%	01/01/40	1,750	1,796,078
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/42	1,900	1,914,573
Geisinger Authority (Geisinger Health System Foundation); Series 2011 B, VRD RB (h)	0.03%	06/01/41	3,100	3,100,000
Pennsylvania (State of) Turnpike Commission;
Series 2009 A, Sub. RB (INS-AGC) (b)	5.00%	06/01/39	1,825	1,838,961
Subseries 2010 B-2, Sub. Conv. CAB RB (m)	5.75%	12/01/28	2,250	2,161,777
Subseries 2010 B-2, Sub. Conv. CAB RB (m)	6.00%	12/01/34	1,400	1,318,968
				13,168,007

Puerto Rico–1.88%

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, Sr. Lien RB	6.00%	07/01/44	2,100	1,542,891
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2008 WW, RB	5.25%	07/01/33	2,500	1,771,650
Series 2008 WW, RB	5.50%	07/01/21	1,000	790,260
Series 2010 XX, RB	5.75%	07/01/36	650	478,400
Puerto Rico (Commonwealth of) Infrastructure Financing Authority; Series 2005 C, Ref. Special Tax RB (INS-AMBAC) (b)	5.50%	07/01/28	1,250	1,041,125
Puerto Rico (Commonwealth of) Public Buildings Authority; Series 2004 I, Government Facilities RB (d)(l)	5.25%	07/01/14	90	92,654
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010, Conv. CAB RB (m)	6.25%	08/01/33	1,260	683,852
First Subseries 2010 C, RB	5.25%	08/01/41	1,000	734,440
Series 2011 C, RB	5.00%	08/01/40	900	731,880
Series 2011 C, RB (c)	5.25%	08/01/40	3,495	2,933,004
Series 2011 C, RB	5.25%	08/01/40	3,000	2,517,600
				13,317,756

South Carolina–2.42%

Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, Installment Purchase RB (c)(d)(l)	5.25%	12/01/15	1,000	1,098,120
Series 2005, Installment Purchase RB (c)(d)(l)	5.25%	12/01/15	3,000	3,294,360
South Carolina (State of) Educational Facilities Authority (Furman University); Series 2006 B, VRD RB (h)	0.06%	10/01/39	4,945	4,945,000
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/30	1,600	1,617,424
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health); Series 2009, Ref. & Improvement Hospital RB	5.75%	08/01/39	1,000	1,034,320
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman);
Series 2012, Ref. RB	6.00%	11/15/32	517	325,169
Series 2012, Ref. Sub. CAB RB (f)	0.00%	11/15/47	222	221
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons);
Series 2006, Ref. First Mortgage Health Facilities RB	5.13%	10/01/26	900	835,830
Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,000	863,230

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)

South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB (c)	5.00%	01/01/33	$3,000	$3,119,280
				17,132,954

Tennessee–0.92%

Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,225	2,257,796
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB (INS-BHAC) (b)(c)	5.25%	09/01/27	2,650	2,791,881
Shelby (County of) Health, Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.63%	09/01/26	1,500	1,498,845
				6,548,522

Texas–13.83%

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,575	1,644,127
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/18	1,225	1,398,595
Series 2009, Ref. & Improvement RB (INS-AGC) (b)	5.00%	08/15/19	1,440	1,645,661
Dallas (County of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	415	416,291
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/34	4,000	4,058,240
Series 2012 G, Ref. RB	5.00%	11/01/35	2,390	2,419,182
Series 2013 B, Joint Improvement RB	5.00%	11/01/38	2,025	2,029,252
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (b)(c)	5.00%	08/15/37	5,250	5,366,655
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/37	2,000	2,100,560
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB (d)(l)	7.25%	12/01/18	825	1,066,115
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,000	1,066,650
Houston (City of);
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (b)	5.00%	11/15/36	2,750	2,848,450
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/31	1,865	2,010,824
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/33	900	958,932
Series 2011 D, First Lien Combined Utility System RB (c)	5.00%	11/15/36	995	1,044,939
Series 2012, Ref. Floating Rate First Lien Combined Utility System RB (d)(k)	0.80%	06/01/17	1,600	1,600,000
Judson Independent School District; Series 2008, School Building Unlimited Tax GO Bonds (INS- AGC) (b)(c)	5.00%	02/01/37	3,320	3,377,702
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,400	1,395,814
Lower Colorado River Authority;
Series 2010 A, Ref. RB	5.00%	05/15/40	1,600	1,597,632
Series 2012 A, Ref. RB	5.00%	05/15/30	2,340	2,424,872
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas);
Series 2007, RB	5.50%	02/15/32	1,100	1,078,220
Series 2009, Ref. & Improvement RB	6.25%	02/15/37	1,450	1,481,117
Matagorda (County of) Navigation District No. 1 (CenterPoint Energy Houston Electric, LLC); Series 2004, Ref. Collateralized RB (d)	5.60%	03/01/14	1,250	1,264,137
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,088,140
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,138,130
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,399,900
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	2,850	3,015,357
Series 2011 A, Special Projects System RB (c)	5.50%	09/01/36	2,895	3,135,748
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/38	2,795	2,913,843
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	986,910
Series 2007, Retirement Facility RB	5.75%	11/15/37	550	516,703
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	5,500	5,251,125

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2007, Retirement Facility RB	5.75%	02/15/25	$450	$437,477
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (b)	6.25%	07/01/28	3,300	3,667,554
Texas (State of) Municipal Power Agency; Series 1993, CAB RB (f)(l)	0.00%	09/01/15	80	79,443
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds (c)	5.00%	04/01/28	5,750	6,222,880
Series 2012 A, Ref. First Tier Turnpike System RB	5.00%	08/15/41	5,300	5,236,930
Texas A&M University System Board of Regents; Series 2009 A, Financing System RB	5.00%	05/15/27	2,500	2,795,350
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/26	1,000	1,149,420
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/27	1,500	1,494,345
Series 2012, Gas Supply RB	5.00%	12/15/28	1,475	1,446,208
Series 2012, Gas Supply RB	5.00%	12/15/30	1,500	1,453,185
Series 2012, Gas Supply RB	5.00%	12/15/31	4,475	4,304,905
Series 2012, Gas Supply RB	5.00%	12/15/32	1,000	956,100
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,550	1,679,673
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB (e)	7.00%	12/31/38	1,475	1,585,935
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,975	1,841,687
				98,090,915

Utah–0.11%

Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/38	800	767,664

Vermont–0.13%

Vermont (State of) Economic Development Authority (Wake Robin Corp.); Series 2006 A, Mortgage RB	5.38%	05/01/36	1,000	906,610

Virgin Islands–1.25%

University of the Virgin Islands; Series 2004 A, Improvement RB (d)(l)	5.38%	12/01/14	1,000	1,051,510
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note - Diageo);
Series 2009 A, Sub. RB	6.63%	10/01/29	725	790,083
Series 2009 A, Sub. RB	6.75%	10/01/19	1,000	1,108,380
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 A, Sub. RB	6.00%	10/01/39	2,000	2,030,260
Series 2010 A, Sr. Lien RB	5.00%	10/01/25	1,775	1,871,241
Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	1,995,540
				8,847,014

Virginia–1.19%

Route 460 Funding Corp.; Series 2012 A, Sr. Lien Toll Road RB	5.13%	07/01/49	855	791,354
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (l)	5.50%	06/01/26	1,800	1,899,252
Virginia (State of) Small Business Financing Authority (Carilion Clinic Obligated Group); Series 2008 A, VRD Hospital RB (h)	0.07%	07/01/42	2,000	2,000,000
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC); Series 2012, Sr. Lien RB (e)	5.50%	01/01/42	1,405	1,385,147
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB (e)	5.00%	07/01/34	1,230	1,137,590
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,147	1,227,818
				8,441,161

Washington–2.32%

Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. CAB RB (INS-NATL) (b)(f)	0.00%	02/01/24	5,000	3,417,250
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/26	1,525	1,697,691

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Washington–(continued)

Kalispel Tribe of Indians; Series 2008, RB	6.63%	01/01/28	$1,350	$1,210,397
Washington (State of) (SR 520 Corridor Program - Toll Revenue); Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds (c)	5.00%	06/01/33	1,500	1,600,440
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB (c)	5.00%	02/01/41	2,325	2,285,824
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB (d)(l)	6.25%	05/15/21	1,025	1,316,110
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/46	1,250	1,235,675
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (g)	6.00%	01/01/27	1,545	1,562,443
Washington (State of) Tobacco Settlement Authority;
Series 2013, Ref. RB	5.25%	06/01/31	1,100	1,128,611
Series 2013, Ref. RB	5.25%	06/01/33	1,000	1,024,800
				16,479,241

West Virginia–1.09%

Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	3,500	3,415,720
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,000	1,023,030
Series 2008, RB	6.25%	10/01/23	1,100	1,113,134
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	1,060	1,099,930
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,020	1,050,957
				7,702,771

Wisconsin–1.02%

Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	450	476,482
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	410	415,207
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (d)	5.13%	08/15/16	1,000	1,117,190
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,305	1,410,105
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB (c)(e)	5.30%	09/01/23	2,545	2,657,642
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,010	1,172,620
				7,249,246

Wyoming–0.32%

Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	1,000	1,015,880
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,200	1,285,320
				2,301,200
TOTAL INVESTMENTS(n)–165.25% (Cost $1,137,016,218)				1,172,037,995
FLOATING RATE NOTE OBLIGATIONS-(28.87)%
Notes with interest and fee rates ranging from 0.57% to 1.02% at 11/30/13 and contractualmaturities of collateral ranging from 06/01/22 to 10/01/52 (See Note 1D)(o)				(204,765,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(37.03)%				(262,648,370)
OTHER ASSETS LESS LIABILITIES–0.65%				4,631,915
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$709,256,540

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Investment Abbreviations:
ACA	—ACA Financial Guaranty Corp.	Jr.	—Junior
AGC	—Assured Guaranty Corp.	LOC	—Letter of Credit
AGM	—Assured Guaranty Municipal Corp.	MFH	—Multi-Family Housing
AMBAC	—American Municipal Bond Assurance Corp.	NATL	—National Public Finance Guarantee Corp.
BHAC	—Berkshire Hathaway Assurance Corp.	PCR	—Pollution Control Revenue Bonds
CAB	—Capital Appreciation Bonds	PILOT	—Payment-in-Lieu-of-Tax
CEP	—Credit Enhancement Provider	RAC	—Revenue Anticipation Certificates
Conv.	—Convertible	RB	—Revenue Bonds
COP	—Certificates of Participation	Ref.	—Refunding
CR	—Custodial Receipts	Sec.	—Secured
FGIC	—Financial Guaranty Insurance Co.	SFH	—Single-Family Housing
FNMA	—Federal National Mortgage Association	SGI	—Syncora Guarantee, Inc.
GNMA	—Government National Mortgage Association	Sr.	—Senior
GO	—General Obligation	Sub.	—Subordinated
IDR	—Industrial Development Revenue Bonds	TEMPS	—Tax-Exempt Mandatory Paydown Securities
INS	—Insurer	VRD	—Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Security subject to the alternative minimum tax.
(f)	Zero coupon bond issued at a discount.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2013 was $14,225,320, which represented 2.01% of the Trust’s Net Assets.
(h)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(i)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2013 was $2,600,593, which represented less than 1% of the Trust’s Net Assets.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2013.
(l)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.33%
Assured Guaranty Corp.	6.26
National Public Finance Guarantee Corp.	5.59
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2013. At November 30, 2013, the Trust’s investments with a value of $355,949,404 are held by Dealer Trusts and serve as collateral for the $204,765,000 in the floating rate note obligations outstanding at that date.

See accompanying notes which are an integral part of this schedule.

Invesco Municipal Trust

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2013

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations – The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash

Invesco Municipal Trust

D.	Floating Rate Note Obligations – (continued)

flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.

E.	Other Risks – The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

Invesco Municipal Trust

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2013, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2013 was $146,225,895 and $148,808,566, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$53,850,266
Aggregate unrealized (depreciation) of investment securities	(21,704,241)
Net unrealized appreciation of investment securities	$32,146,025
Cost of investments for tax purposes is $1,139,891,970.

Invesco Municipal Trust

Item 2. Controls and Procedures.

(a)	As of November 19, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of November 19, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Invesco Municipal Trust

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date:	January 29, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	January 29, 2014

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.